Preference shares liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Schedule of movements in preference shares liabilities
The movements of preference shares during the years ended December 31, 2022, 2023 and 2024 are as follows:

	Present value of redemption amount	Conversion feature	Total
Balance at January 1, 2022	$61,373	$425,032	$486,405
Changes in the carrying amount of preference shares liabilities (note 8(a))	3,753	—	3,753
Changes in fair value recognized in profit or loss	—	60,091	60,091
Reclassification to share capital and share premium upon listing	(65,126)	(485,123)	(550,249)
Balance at December 31, 2022, 2023 and 2024	$—	$—	$—